SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as at December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Accounts Receivable	$19,471,159	$20,159,165
Allowance for credit losses	(11,407,879)	(10,957,920)
Accounts Receivable, net	$8,063,280	$9,201,245
Accounts Receivable - related parties	$14,814,842	$14,617,746
Allowance for credit losses	(14,184,067)	(14,526,375)
Accounts Receivable - related parties, net	$630,775	$91,371

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

Balance at January 1, 2022	$27,262,848
Decrease for balance due to transfer of a company	(771,189)
Increase in allowance for credit losses	674,664
Foreign exchange difference	(1,682,028)
Balance at December 31, 2022	$25,484,295
Increase in allowance for credit losses	794,087
Foreign exchange difference	(686,436)
Balance at December 31, 2023	$25,591,946

SCHEDULE OF PROPERTY , EQUIPMENT AND SOFTWARE ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years
Cryptocurrency mining machine	3 years

SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED
Annual minimum rental income to be received in the next 5 years:
2024	83,799
Total	83,799

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

The exchange rates adopted are as follows:

	December 31, 2023	December 31, 2022
Year-end RMB to US$ exchange rate	7.0898	6.8993
Average yearly RMB to US$ exchange rate	7.0723	6.7190
Year-end HKD to US$ exchange rate	7.8081	7.8077
Average yearly HKD to US$ exchange rate	7.8284	7.8302